Segmental Information - Summary of Distribution of Corporation's Assets by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Distribution corporation's assets	$ 11,265,538	$ 5,415,126
Corporate
Disclosure Of Operating Segments [Line Items]
Distribution corporation's assets	76,508	16,734
International
Disclosure Of Operating Segments [Line Items]
Distribution corporation's assets	5,248,115	$ 5,398,392
UNITED KINGDOM
Disclosure Of Operating Segments [Line Items]
Distribution corporation's assets	5,430,110
Australia
Disclosure Of Operating Segments [Line Items]
Distribution corporation's assets	$ 510,805